October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Morgan Stanley European Equity Fund Inc., dated February 28, 2011
Morgan Stanley Flexible Income Trust, dated February 28, 2011
Morgan Stanley Global Infrastructure Fund, dated April 29, 2011
Morgan Stanley Global Strategist Fund, dated November 30, 2010
Morgan Stanley International Fund, dated February 28, 2011
Morgan Stanley International Value Equity Fund, dated December 31, 2010
Morgan Stanley Mortgage Securities Trust, dated February 28, 2011
Morgan Stanley Real Estate Fund, dated March 31, 2011
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2011
(collectively, the "Funds")

The second paragraph under the section of each Fund's Statement of Additional Information entitled "II. Description of the Fund and Its Investments and Risks — D. Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

The Fund makes available on its public website the following portfolio holdings information:

•  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month; and

•  top 10 holdings monthly, at least 15 calendar days after the end of each month.